IMPAIRMENT REVIEW	12 Months Ended
Dec. 31, 2018
IMPAIRMENT REVIEW
IMPAIRMENT REVIEW

22.     IMPAIRMENT REVIEW

Goodwill – The management of the Group performs impairment tests for the goodwill assigned to the cash-generating units at least annually, and also when there are any indications that the carrying amount of the cash generating unit (“CGU”) is impaired.

Investments in associates and joint ventures - The carrying amount of the investment accounted for using the equity method is tested for impairment provided there are indications of impairment. If the carrying amount of the investment exceeds its recoverable amount, an impairment loss is recognized in the amount of the difference. The recoverable amount is measured at the higher of fair value less costs of disposal and value in use.

Tangible and intangible assets excluding goodwill - At the end of each reporting period, the management of the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the assets is estimated in order to determine the extent of the impairment loss.

When reviewing for indicators of impairment the management of the Group considers the relationship between its market capitalization and book value, changes in country risk premiums and other factors.

When the carrying amount of the CGU exceeds its recoverable amount, assets allocated to this CGU must be impaired.

The recoverable amounts of the CGUs are determined based on their value-in-use. In assessing value-in-use, the estimated future cash flows are discounted to present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU. The discount rate applied to measure free cash flow is the weighted average cost of capital according to the finance structure established for each CGU.

Future cash flows calculations are based on a five-year operations plan, which is prepared and approved by the management of the Group. Estimation of future cash flows requires assumptions to be made in respect to uncertain factors, including the management’s expectations of the following: OIBDA margin, timing and amount of future capital expenditure, terminal growth rates and appropriate discount rates to reflect the risks involved. Therefore, OIBDA margin and capital expenditures used for value in use calculation are primarily derived from internal sources, based on past experience and extended to include management expectations.

Oblachniy Retail

During the year ended December 31, 2018 the Group recognized impairment charges in the amount of RUB 677 million in respect of the goodwill and non-current assets of the CGU “Oblachniy Retail”.

CGU “Oblachniy Retail” operates as retail software developer, cash register distributor and provider of integrated digital cash management solutions for business to business (“B2B”) clients. The impairment in the CGU “Oblachniy Retail” reflects lower operating performance and uncertainty in respect to the ability to meet its operational targets. The recoverable amount of the CGU “Oblachny Retail” was equal to RUB 765 million as of December 31, 2018, which includes inventory stock measured at net realizable value and related tax balances.

NVision Czech Republic

During the year ended December 31, 2017 the Group recognized impairment charges of RUB 571 million in respect of the non-current assets of the CGU “NVision Czech Republic”, whereas during the year ended December 31, 2018 the imparment charges in the amount of RUB 507 million was reversed as a result of the improvement in its operating performance.

CGU “NVision Czech Republic” tailors in-house software solutions, provides support and managed services to telecom operators, delivers electronic and mechanical manufacturing services.

The recoverable amount of the CGU “NVision Czech Republic” was RUB 1,778 million as of December 31, 2018 compared to RUB 954 million as of December 31, 2017. However, the impairment charge was only reversed to the extent that it does not increase the carrying amount above what it would have been if the impairment charge had never been recognized.

MTS Turkmenistan

During the year ended December 31, 2017 the Group recognized impairment charges in the amount of RUB 3,204 million in respect of the non-current assets of the CGU “Turkmenistan”.

CGU “Turkmenistan” provided mobile services across multiple regions of Turkmenistan. The impairment in the CGU “Turkmenistan” reflects uncertainty in respect of the ability to continue operations in Turkmenistan. In September, 2017, the Group’s subsidiary in Turkmenistan suspended the provision of telecommucation services to its subscribers, due to the termination by Turkmen state-owned companies and state authorities of line rental, frequency allocation, interconnect, and other agreements necessary to servicing clients. The recoverable amount of the CGU “Turkmenistan” was equal to nil as of December 31, 2017 and as of December 31, 2018.

Impairment loss and reversal of the impairment charges recognized during the year ended December 31, 2018 and 2017 are attributable to operating segments of the Group, reported as a part of the “Other” category, which does not constitute a reportable segment (Note 6).

The total amount of the impairment loss and reversal of impairment charges for the year ended December 31, 2018 was allocated to the carrying amounts of property, plant and equipment and other intangible assets as follows:

		NVision Czech
	Oblachniy Retail	Republic
Goodwill	524
Property, plant and equipment	13	(505)
Other intangible assets	140	(2)

Total	677	(507)

The total amount of the impairment loss for the year ended December 31, 2017 was allocated to the carrying amounts of property, plant and equipment and other intangible assets as follows:

		NVision Czech
	Turkmenistan	Republic
Property, plant and equipment	3,063	564
Other intangible assets	141	7
Total	3,204	571

Key assumptions used for value in use calculation:

The table below presents OIBDA margin utilized for value in use calculation of related CGUs:

	December 31,	December 31,
CGU	2018	2017
Russia Convergent	42.4% - 42.9%	38.0% - 39.1%
Armenia	45.0% - 47.4%	40.2% - 41.2%
Moscow fixed line	56.0% - 59.2%	41.0% - 48.5%
Ukraine	50.0% - 51.6%	31.4% - 40.6%
NVision Czech Republic	4.9% - 5.5%	4.2%
Oblachniy retail	negative	—

The table below presents capital expenditure as a percentage of revenue utilized for value-in-use calculations of related CGUs:

	December 31,	December 31,
CGU	2018	2017
Russia Convergent	19.0%	17.2%
Armenia	16.9%	17.8%
Moscow fixed line	21.6%	20.6%
Ukraine	18.4%	22.7%
NVision Czech Republic	1.3%	2.5%
Oblachniy retail	0.9%	—

The terminal growth rate into perpetuity has been determined based on the nominal gross domestic product rates for the country of operation, adjusted for specific characteristic of the CGUs business.

The table below presents terminal growth rates utilized for value-in-use calculations of related CGUs:

	December 31,	December 31,
CGU	2018	2017
Russia Convergent	1%	1%
Armenia	nil	nil
Moscow fixed line	1%	1%
Ukraine	3%	3%
NVision Czech Republic	2%	2%
Oblachniy retail	3%	—

The table below presents pre-tax rates for the discounting of cash flows in functional currencies of related CGUs:

	December 31,	December 31,
CGU	2018	2017
Russia Convergent	16.0%	16.0%
Armenia	15.2%	15.2%
Moscow fixed line	14.5%	14.5%
Ukraine	20.8%	20.8%
NVision Czech Republic	8.7%	8.7%
Oblachniy retail	20.1%	—

Sensitivity analysis

Management believes that no reasonably possible change in any of the above key assumptions would cause the carrying value of any cash-generating unit to materially exceed its recoverable amount.

After the recognition of the impairment of non-current assets in which the carrying value of the CGU “Oblachny Retail” is equal to the estimated recoverable amount, any adverse change in key assumptions would not, in isolation, cause a further impairment loss to be recognized.